UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Municipal Bond Opportunity Fund

SEMIANNUAL REPORT October 31, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Bond Opportunity Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Municipal Bond Opportunity Fund, covering the six-month period from May 1, 2016 through October 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally advanced over the reporting period despite concerns about global economic conditions. In the wake of earlier market declines, investor sentiment improved dramatically over the spring of 2016 when U.S. monetary policymakers held short-term interest rates steady, other central banks eased their monetary policies further, and commodity prices rebounded from depressed levels. A referendum in the United Kingdom to leave the European Union triggered brief bouts of market turbulence in June, but the market rally resumed and several broad measures of stock market performance set record highs in July and August. Equities later gave back some of their gains amid uncertainty regarding U.S. elections and potential interest rate hikes. In the bond market, robust investor demand for competitive levels of current income generally continued to send yields of high-quality sovereign bonds lower and their prices higher.

The outcome of the U.S. presidential election and ongoing global economic headwinds suggest that uncertainty will persist in the financial markets over the foreseeable future. Some asset classes and industry groups may benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

November 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2016 through October 31, 2016, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2016, Dreyfus Municipal Bond Opportunity Fund’s Class A shares produced a total return of 0.34%, Class C shares returned -0.05%, and Class Z shares returned 0.36%.1 Between their inception on August 31, 2016 and October 31, 2016, the fund’s Class I shares produced a total return of -1.65% and Class Y shares returned -1.72%. In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of 0.49% for the six-month period.2

Municipal bonds produced roughly flat returns as an increase in the supply of newly issued securities sparked market declines over the reporting period’s second half, erasing previous gains. The fund lagged its benchmark, mainly due to lack of exposure to bonds that did not meet our credit standards.

As of August 24, 2016, the fund’s benchmark, the Barclays Municipal Bond Index, was renamed the Bloomberg Barclays U.S. Municipal Bond Index.

As of August 31, 2016, Class I and Class Y shares were added as new share classes of the fund.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, and to diversify credit exposure, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds using fundamental credit analysis to estimate the relative value of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market. In addition, we trade among the market’s various sectors—such as the pre-refunded, general obligation, and revenue sectors—based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Supply-and-Demand Dynamics Fueled Market Volatility

At the start of the reporting period, commodity prices rebounded from depressed levels, U.S. monetary policymakers refrained from additional short-term rate hikes, and inflationary pressures remained muted. Meanwhile, income-oriented investors in a low-interest-rate environment reached for the competitive after-tax yields provided by municipal bonds. These factors generally supported municipal bond prices at the time.

However, changing supply-and-demand dynamics later derailed the market rally. Municipal bond issuers came to market with a flood of new securities over the summer and early fall in anticipation of higher short-term interest rates from the Federal Reserve Board. At the same time, demand for municipal bonds began to falter, partly in anticipation of future Fed rate hikes and due to intensifying uncertainty regarding upcoming U.S. elections. By the end of the reporting period, municipal bonds generally gave back their previous gains.

DISCUSSION OF FUND PERFORMANCE (continued)

Nonetheless, a growing U.S. economy continued to support sound credit conditions for most municipal bond issuers. Several states and municipalities face pressure from underfunded pension systems, but most have benefited from rising tax revenues and balanced operating budgets.

Fund Strategies Produced Mixed Results

Although most of the fund’s strategies proved relatively effective over the reporting period, our decision to sell general obligation bonds from Illinois and Chicago in the face of deteriorating credit fundamentals prevented the fund from participating in their subsequent rebound. Lack of exposure to Puerto Rico bonds, which experienced a rebound in price on what we feel, is premature speculation of substantive reforms by the oversight board, weighed further on relative performance. Additional laggards during the reporting period were found at the other end of the credit-quality spectrum, where high-quality bonds backed by essential municipal services underperformed market averages.

Otherwise, our security selection strategy fared relatively well over the reporting period. We continued to favor revenue-backed municipal bonds, and the fund achieved especially strong results among securities backed by airports, hospitals, and the states’ settlement of litigation with U.S. tobacco companies. Our interest-rate strategies proved more mildly beneficial, as a long average duration helped support returns early in the reporting period, but a more moderately long position later detracted amid heightened volatility.

A More Cautious Investment Posture

As of the reporting period’s end, the U.S. economy has continued to grow, and municipal credit quality generally has remained strong. Yet, the market has stayed volatile due to near-term concerns, including uncertainty regarding future U.S. tax policies, expectations of higher short-term interest rates, and the recent increase in municipal bond issuance volumes. Therefore, we have adopted a more defensive investment posture, with a greater emphasis on higher-quality securities. We also have maintained underweighted exposure to shorter-term securities that could be hurt by rising short-term interest rates. On the other hand, we have retained the fund’s bias toward revenue bonds in an effort to capture more competitive yields.

November 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z shares are not subject to any initial or deferred sales charges. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Bloomberg Barclays U.S. Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Opportunity Fund from May 1, 2016 to October 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2016†
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††	$4.70	$8.52	$1.49	$1.42	$4.44
Ending value (after expenses)	$1,003.40	$999.50	$983.50	$982.80	$1,003.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2016†††
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††††	$4.74	$8.59	$4.58	$4.38	$4.48
Ending value (after expenses)	$1,020.52	$1,016.69	$1,020.67	$1,020.87	$1,020.77

† From August 31, 2016 (commencement of initial offering) to October 31, 2016 for Class I and Class Y shares.
†† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.69% for Class C and .88% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the actual days in the period). Expenses are equal to the fund’s annualized expense ratio of .90% for Class I and .86% for Class Y, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period).
††† Please note that while Class I and Class Y shares commenced offering on August 31, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period May 1, 2016 to October 31, 2016.
†††† Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.69% for Class C, .90% for Class I, .86% for Class Y and .88% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2016 (Unaudited)

Long-Term Municipal Investments - 99.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.0%
Birmingham Water Works Board, Subordinate Water Revenue	5.00	1/1/30	4,600,000		5,608,136
Jefferson County, Limited Obligation School Warrants	5.25	1/1/17	1,750,000		1,759,625
Jefferson County, Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,005,510
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	7,835,000	[a]	6,509,631
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	1,000,000		1,261,130
				16,144,032
Alaska - .5%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	2,000,000		1,902,200
Arizona - 2.0%
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/46	2,000,000	[b]	2,165,420
Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (Mohave Prison, LLC Expansion Project)	8.00	5/1/25	1,975,000		1,975,000
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	1,000,000	[b]	1,060,100
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	310,000		302,954
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	2,000,000		2,404,520
				7,907,994
California - 10.3%
California, GO (Various Purpose)	5.75	4/1/31	5,000,000		5,554,500
California, GO (Various Purpose)	6.50	4/1/33	5,000,000		5,649,850
California, GO (Various Purpose)	6.00	11/1/35	3,000,000		3,426,240
California Health Facilities Financing Authority, Revenue (Providence Health and Services) (Prerefunded)	6.50	10/1/18	45,000	[c]	49,846

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
California - 10.3% (continued)
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/26	3,000,000	3,631,710
California State Public Works Board, LR (Judicial Council of California) (Various Judicial Council Projects)	5.00	12/1/31	2,000,000	2,322,200
California State Public Works Board, LR (Various Capital Projects)	5.13	10/1/31	1,000,000	1,162,420
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.25	12/1/56	1,250,000	[b] 1,399,850
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	2,500,000	2,505,975
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/30	1,500,000	1,738,245
Sacramento County, Airport System Senior Revenue	5.25	7/1/26	5,000,000	5,352,050
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport)	5.00	5/1/41	2,500,000	2,874,975
University of California Regents, Medical Center Pooled Revenue	5.00	5/15/43	5,000,000	5,914,050
				41,581,911
Colorado - 3.0%
City and County of Denver, Airport System Subordinate Revenue	5.50	11/15/27	5,565,000	6,632,478
Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)	5.00	12/1/41	2,500,000	2,905,775
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.25	1/1/45	1,500,000	1,673,895
E-470 Public Highway Authority, Senior Revenue	5.38	9/1/26	1,000,000	1,116,400
				12,328,548
Connecticut - 1.6%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	2,500,000	3,018,050
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	3,000,000	3,396,900
				6,414,950
District of Columbia - .8%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	16,000,000	[d] 2,047,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
District of Columbia - .8% (continued)
Metropolitan Washington Airports Authority, Airport System Revenue	5.00	10/1/35	1,000,000		1,173,240
				3,220,440
Florida - 7.8%
Broward County, Port Facilities Revenue	5.00	9/1/22	3,285,000		3,746,543
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	10,000,000		12,227,500
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/22	3,500,000		4,148,585
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/33	1,000,000		1,156,180
Miami-Dade County, Seaport Revenue	5.50	10/1/42	2,500,000		2,928,575
Palm Bay, Educational Facilities Revenue (Patriot Charter School Project)	7.00	7/1/36	215,000	[e]	85,978
Palm Bay, Utility System Improvement Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	[d]	1,634,762
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	0.68	11/15/23	2,000,000	[f]	1,897,500
Port of Palm Beach District, Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	[d]	748,700
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project)	5.88	8/1/40	1,000,000		1,121,000
Tampa, Health System Revenue (BayCare Health System Issue)	4.00	11/15/46	1,750,000		1,849,523
				31,544,846
Georgia - 1.6%
Atlanta, Airport General Revenue	5.00	1/1/27	3,000,000		3,351,630
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/28	2,500,000		3,101,575
				6,453,205
Hawaii - .3%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawai'i Pacific Health Obligated Group)	5.63	7/1/30	1,000,000		1,126,190
Illinois - 12.6%
Chicago, Customer Facility Charge Senior Lien Revenue (Chicago O'Hare International Airport)	5.75	1/1/43	3,750,000		4,363,162

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 12.6% (continued)
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	2,100,000	2,364,852
Chicago, Second Lien Water Revenue	5.00	11/1/25	1,925,000	2,272,982
Chicago, Second Lien Water Revenue (Insured; AMBAC)	5.00	11/1/32	1,500,000	1,504,890
Chicago Park District, Limited Tax GO	5.00	1/1/27	2,030,000	2,313,855
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/44	2,000,000	2,297,560
Illinois, Sales Tax Revenue	5.00	6/15/24	2,500,000	2,991,300
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/27	5,230,000	6,104,299
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	1,000,000	1,135,680
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	2,500,000	2,975,800
Illinois Finance Authority, Revenue (Rush University Medical Center Obligated Group)	5.00	11/15/33	3,000,000	3,506,820
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	1,500,000	1,750,665
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	12/1/32	4,000,000	4,742,520
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	2,000,000	2,192,920
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	8,000,000	[d] 1,382,640
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.50	6/1/23	1,750,000	2,030,490
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	3,975,000	4,671,460
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	2,000,000	2,226,180
				50,828,075
Indiana - 1.8%
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000	1,758,435
Indiana Finance Authority, Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,484,854
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	3,500,000	4,089,890
				7,333,179

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Iowa - 1.9%
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/24	2,635,000	3,173,462
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.00	12/1/19	3,285,000	3,378,721
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	1,000,000	1,046,070
				7,598,253
Kentucky - 3.9%
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	3,000,000	3,562,260
Mount Sterling, LR (Kentucky League of Cities Funding Trust Program)	6.10	3/1/18	5,500,000	5,817,515
Pendleton County, Multi-County LR (Kentucky Association of Counties Leasing Trust Program)	6.40	3/1/19	6,000,000	6,390,000
				15,769,775
Louisiana - 2.7%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,101,880
New Orleans, Sewerage Service Revenue	5.00	6/1/21	1,000,000	1,153,010
New Orleans, Water Revenue	5.00	12/1/34	2,000,000	2,286,720
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/40	2,175,000	2,449,311
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	2,500,000	2,825,375
				10,816,296
Maine - .6%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	2,000,000	2,348,140
Massachusetts - 3.3%
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/23	3,000,000	3,588,780
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,577,000

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 3.3% (continued)
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	1,875,000	2,062,256
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000	2,036,773
				13,264,809
Michigan - 5.1%
Great Lakes Water Authority, Water Supply System Second Lien Revenue	5.00	7/1/46	3,000,000	3,368,850
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000	2,941,375
Lansing Board of Water and Light, Utility System Revenue	5.50	7/1/41	1,500,000	1,756,860
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/31	2,500,000	2,897,575
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/37	2,000,000	2,276,460
Michigan Hospital Finance Authority, Revenue (Ascension Health Senior Credit Group)	4.00	11/15/47	3,000,000	3,113,100
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	3,300,000	3,290,199
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/45	1,000,000	1,152,810
				20,797,229
Missouri - .6%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/29	2,000,000	2,391,780
Nebraska - 1.0%
Nebraska Public Power District, General Revenue	5.00	1/1/34	1,500,000	1,757,280
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/37	2,000,000	2,309,800
				4,067,080
Nevada - .3%
Clark County, Passenger Facility Charge Revenue (Las Vegas-McCarran International Airport)	5.00	7/1/30	1,000,000	1,102,270

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 2.6%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[b]	2,586,475
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	1,000,000		1,106,250
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	1,000,000		1,141,010
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	2,100,000		2,379,762
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,123,820
New Jersey Turnpike Authority, Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	1.30	1/1/30	2,500,000	[f]	2,287,500
				10,624,817
New Mexico - .7%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue	1.10	8/1/19	3,000,000	[f]	2,985,720
New York - 9.7%
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,170,476
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/28	2,500,000		2,901,900
New York City, GO	5.00	10/1/36	5,000,000		5,823,850
New York City Industrial Development Agency, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/20	3,000,000		3,292,050
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	5,000,000		5,779,050
New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)	5.00	11/15/31	1,000,000		1,147,760
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,821,625
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	1,000,000		1,267,850
New York State Dormitory Authority, Toll Highway Senior Revenue	5.00	3/15/35	5,325,000		6,320,455

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 9.7% (continued)
New York State Energy Research and Development Authority, PCR (Rochester Gas and Electric Corporation Project) (Insured; National Public Finance Guarantee Corp.)	1.74	8/1/32	2,450,000	[f] 2,241,750
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/31	700,000	748,804
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	2,500,000	2,733,775
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/23	1,500,000	1,820,895
				39,070,240
Pennsylvania - 4.0%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/23	2,715,000	3,150,730
Montgomery County Industrial Development Authority, Retirement Community Revenue (ACTS Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	3,500,000	3,987,235
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/42	3,995,000	4,536,003
Philadelphia School District, GO	5.25	9/1/23	4,000,000	4,425,560
				16,099,528
Rhode Island - .5%
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	2,000,000	2,157,600
South Carolina - 1.4%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	5,000,000	5,808,850
Tennessee - .7%
Johnson City Health and Educational Facilities Board, HR (Mountain States Health Alliance)	6.00	7/1/38	2,435,000	2,731,266
Texas - 6.9%
Clifton Higher Education Finance Corporation, Education Revenue (IDEA Public Schools) (Permanent School Fund Guarantee Program)	5.00	8/15/31	3,825,000	4,554,504
Dallas and Fort Worth, Joint Revenue (Dallas-Fort Worth International Airport)	5.00	11/1/22	2,500,000	2,955,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Texas - 6.9% (continued)
Love Field Airport Modernization Corporation, General Airport Revenue	5.00	11/1/34	3,500,000	4,033,645
Love Field Airport Modernization Corporation, Special Facilities Revenue (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/22	2,000,000	2,333,340
New Hope Cultural Education Facilities Finance Corporation, Student Housing Revenue (National Campus and Community Development Corporation - College Station Properties LLC - Texas A&M University Project)	5.00	7/1/35	1,500,000	1,643,850
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/39	4,000,000	4,664,760
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	515,000	540,946
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	3,500,000	4,049,290
San Antonio, Water System Revenue	5.00	5/15/36	2,945,000	3,299,961
				28,075,671
Utah - 1.0%
Utah County, HR (Intermountain Health Care Health Services, Inc.)	4.00	5/15/47	3,750,000	3,957,525
Virginia - .4%
Winchester Economic Development Authority, HR (Valley Health System Obligated Group)	5.00	1/1/35	1,560,000	1,828,148
Washington - 3.0%
Energy Northwest, Electric Revenue (Columbia Generating Station)	5.00	7/1/22	1,000,000	1,199,380
Energy Northwest, Electric Revenue (Columbia Generating Station)	5.00	7/1/24	3,040,000	3,776,744
Washington, Motor Vehicle Fuel Tax GO	5.00	7/1/23	3,660,000	4,473,691
Washington, Motor Vehicle Fuel Tax GO (State Road 520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,604,751
				12,054,566
West Virginia - 1.4%
West Virginia University Board of Governors, University Improvement Revenue (West Virginia University Projects)	5.00	10/1/36	5,000,000	5,769,950

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 1.4%
Public Finance Authority of Wisconsin, HR (Renown Regional Medical Center Project)	5.00	6/1/40	2,000,000	2,310,240
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Senior Credit Group)	4.00	11/15/46	1,000,000	1,055,200
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,451,988
				5,817,428
Total Investments (cost $372,503,056)			99.4%	401,922,511
Cash and Receivables (Net)			0.6%	2,523,979
Net Assets			100.0%	404,446,490

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities were valued at $10,033,470 or 2.48% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Non-income producing—security in default.
f Variable rate security—rate shown is the interest rate in effect at period end.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	23.3
Health Care	15.4
Utility-Water and Sewer	11.0
Utility-Electric	9.1
Special Tax	6.6
Education	6.1
State/Territory	5.4
Lease	4.8
Industrial	2.1
Asset Backed	1.6
Resource Recovery	.8
City	.6
Prerefunded	.0
Other	12.6
99.4

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	372,503,056	401,922,511
Cash		798,036
Interest receivable		5,374,852
Prepaid expenses		66,041
		408,161,440
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		327,816
Payable for investment securities purchased		3,102,810
Payable for shares of Beneficial Interest redeemed		225,626
Accrued expenses		58,698
		3,714,950
Net Assets ($)		404,446,490
Composition of Net Assets ($):
Paid-in capital		395,197,323
Accumulated undistributed investment income—net		31,968
Accumulated net realized gain (loss) on investments		(20,202,256)
Accumulated net unrealized appreciation (depreciation) on investments		29,419,455
Net Assets ($)		404,446,490

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	181,965,676	10,791,677	770,989	9,780	210,908,368
Shares Outstanding	13,898,463	822,236	58,864	747	16,108,361
Net Asset Value Per Share ($)	13.09	13.12	13.10	13.09	13.09

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	7,982,517
Expenses:
Management fee—Note 3(a)	1,140,054
Shareholder servicing costs—Note 3(c)	566,319
Professional fees	64,379
Distribution fees—Note 3(b)	40,382
Registration fees	33,957
Custodian fees—Note 3(c)	17,443
Trustees’ fees and expenses—Note 3(d)	11,857
Prospectus and shareholders’ reports	10,833
Loan commitment fees—Note 2	5,059
Miscellaneous	23,568
Total Expenses	1,913,851
Less—reduction in fees due to earnings credits—Note 3(c)	(1,514)
Net Expenses	1,912,337
Investment Income—Net	6,070,180
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,634,449
Net unrealized appreciation (depreciation) on investments	(10,299,841)
Net Realized and Unrealized Gain (Loss) on Investments	(4,665,392)
Net Increase in Net Assets Resulting from Operations	1,404,788

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)[a]	Year Ended April 30, 2016
Operations ($):
Investment income—net	6,070,180	13,255,659
Net realized gain (loss) on investments	5,634,449	6,566,445
Net unrealized appreciation (depreciation) on investments	(10,299,841)	1,987,628
Net Increase (Decrease) in Net Assets Resulting from Operations	1,404,788	21,809,732
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,727,671)	(5,859,597)
Class C	(115,731)	(225,676)
Class I	(2,365)	-
Class Y	(52)	-
Class Z	(3,227,310)	(7,063,100)
Total Dividends	(6,073,129)	(13,148,373)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	11,930,822	12,406,148
Class C	1,078,150	3,162,487
Class I	789,741	-
Class Y	10,000	-
Class Z	2,260,727	8,628,676
Dividends reinvested:
Class A	2,159,434	4,632,113
Class C	91,214	171,263
Class I	2,313	-
Class Z	2,551,384	5,533,583
Cost of shares redeemed:
Class A	(13,033,741)	(23,872,589)
Class C	(560,414)	(1,721,164)
Class I	(9,716)	-
Class Z	(7,209,730)	(19,688,252)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	60,184	(10,747,735)
Total Increase (Decrease) in Net Assets	(4,608,157)	(2,086,376)
Net Assets ($):
Beginning of Period	409,054,647	411,141,023
End of Period	404,446,490	409,054,647
Undistributed investment income—net	31,968	34,917

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)[a]	Year Ended April 30, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	893,891	948,544
Shares issued for dividends reinvested	162,314	356,318
Shares redeemed	(981,878)	(1,839,532)
Net Increase (Decrease) in Shares Outstanding	74,327	(534,670)
Class C
Shares sold	80,801	241,753
Shares issued for dividends reinvested	6,838	13,134
Shares redeemed	(41,910)	(131,923)
Net Increase (Decrease) in Shares Outstanding	45,729	122,964
Class I
Shares sold	59,418	-
Shares issued for dividends reinvested	176	-
Shares redeemed	(730)	-
Net Increase (Decrease) in Shares Outstanding	58,864	-
Class Y
Shares sold	747	-
Class Z
Shares sold	169,641	665,529
Shares issued for dividends reinvested	191,757	425,634
Shares redeemed	(541,613)	(1,513,789)
Net Increase (Decrease) in Shares Outstanding	(180,215)	(422,626)

[a]	On August 31, 2016, the fund commenced offering Class I and Class Y shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2016	Year Ended April 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.24	12.96	12.65	13.16	12.81	11.85
Investment Operations:
Investment income—net[a]	.20	.42	.44	.46	.40	.49
Net realized and unrealized gain (loss) on investments	(.15)	.28	.30	(.51)	.35	.96
Total from Investment Operations	.05	.70	.74	(.05)	.75	1.45
Distributions:
Dividends from investment income—net	(.20)	(.42)	(.43)	(.46)	(.39)	(.49)
Dividends from net realized gain on investments	—	—	—	(.00)[b]	(.01)	—
Total Distributions	(.20)	(.42)	(.43)	(.46)	(.40)	(.49)
Net asset value, end of period	13.09	13.24	12.96	12.65	13.16	12.81
Total Return (%)[c]	.34[d]	5.52	5.94	(.21)	5.91	12.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[e]	.92	.93	.93	.92	.94
Ratio of net expenses to average net assets	.93[e]	.92	.93	.93	.92	.89
Ratio of interest and expense related to floating rate notes issued to average net assets	—	.00[f]	.01	.01	.01	.01
Ratio of net investment income to average net assets	2.92[e]	3.27	3.38	3.72	3.05	3.98
Portfolio Turnover Rate	13.46[d]	18.85	16.18	41.14	16.55	40.38
Net Assets, end of period ($ x 1,000)	181,966	183,052	186,078	193,586	226,735	239,859

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2016	Year Ended April 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.27	12.99	12.68	13.19	12.84	11.88
Investment Operations:
Investment income—net[a]	.14	.33	.34	.36	.30	.40
Net realized and unrealized gain (loss) on investments	(.15)	.28	.30	(.50)	.35	.96
Total from Investment Operations	(.01)	.61	.64	(.14)	.65	1.36
Distributions:
Dividends from investment income—net	(.14)	(.33)	(.33)	(.37)	(.29)	(.40)
Dividends from net realized gain on investments	—	—	—	(.00)[b]	(.01)	—
Total Distributions	(.14)	(.33)	(.33)	(.37)	(.30)	(.40)
Net asset value, end of period	13.12	13.27	12.99	12.68	13.19	12.84
Total Return (%)[c]	(.05)[d]	4.74	5.11	(.97)	5.12	11.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[e]	1.69	1.69	1.69	1.68	1.69
Ratio of net expenses to average net assets	1.69[e]	1.69	1.69	1.69	1.68	1.63
Ratio of interest and expense related to floating rate notes issued to average net assets	—	.00[f]	.01	.01	.01	.01
Ratio of net investment income to average net assets	2.15[e]	2.53	2.59	2.93	2.29	3.23
Portfolio Turnover Rate	13.46[d]	18.85	16.18	41.14	16.55	40.38
Net Assets, end of period ($ x 1,000)	10,792	10,307	8,490	8,394	12,433	13,955

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount represents less than .01%.
See notes to financial statements.

Class I Shares	Period Ended October 31, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	13.39
Investment Operations:
Investment income—net[b]	.04
Net realized and unrealized gain (loss) on investments	(.26)
Total from Investment Operations	(.22)
Distributions:
Dividends from investment income—net	(.07)
Net asset value, end of period	13.10
Total Return (%)[c]	(1.65)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.90
Ratio of net expenses to average net assets[d]	.90
Ratio of net investment income to average net assets[d]	3.20
Portfolio Turnover Rate[c]	13.46
Net Assets, end of period ($ x 1,000)	771

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Period Ended October 31, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	13.39
Investment Operations:
Investment income—net[b]	.07
Net realized and unrealized gain (loss) on investments	(.30)
Total from Investment Operations	(.23)
Distributions:
Dividends from investment income—net	(.07)
Net asset value, end of period	13.09
Total Return (%)[c]	(1.72)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.86
Ratio of net expenses to average net assets[d]	.86
Ratio of net investment income to average net assets[d]	3.27
Portfolio Turnover Rate[c]	13.46
Net Assets, end of period ($ x 1,000)	10

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

	Six Months Ended
	October 31, 2016	Year Ended April 30,
Class Z Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.24	12.96	12.65	13.16	12.81	11.85
Investment Operations:
Investment income—net[a]	.20	.43	.44	.47	.40	.50
Net realized and unrealized gain (loss) on investments	(.15)	.28	.31	(.51)	.36	.96
Total from Investment Operations	.05	.71	.75	(.04)	.76	1.46
Distributions::
Dividends from investment income—net	(.20)	(.43)	(.44)	(.47)	(.40)	(.50)
Dividends from net realized gain on investments	—	—	—	(.00)[b]	(.01)	—
Total Distributions	(.20)	(.43)	(.44)	(.47)	(.41)	(.50)
Net asset value, end of period	13.09	13.24	12.96	12.65	13.16	12.81
Total Return (%)	.36[c]	5.57	6.00	(.17)	5.97	12.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[d]	.87	.87	.88	.87	.89
Ratio of net expenses to average net assets	.88[d]	.87	.87	.88	.87	.84
Ratio of interest and expense related to floating rate notes issued to average net assets	–	.00[e]	.01	.01	.01	.01
Ratio of net investment income to average net assets	2.98[d]	3.32	3.43	3.77	3.10	4.03
Portfolio Turnover Rate	13.46[c]	18.85	16.18	41.14	16.55	40.38
Net Assets, end of period ($ x 1,000)	210,908	215,695	216,573	220,429	250,499	252,082

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Opportunity Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-ended management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On August 31, 2016, the fund commenced offering Class I and Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	401,836,533	85,978	401,922,511

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine the fair value:

Municipal Bonds ($)
Balance as of 4/30/2016	64,498
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	21,480
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 10/31/2016	85,978
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 10/31/2016	21,840

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $26,066,379 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2016. If not applied, $2,089,101 of the carryover expires in fiscal year 2017, $20,082,904 expires in fiscal year 2018 and $3,894,374 expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2016 was as follows: tax exempt income $13,122,602 and ordinary income $25,771. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2016, the Distributor retained $2,879 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2016, Class C shares were charged $40,382 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2016, Class A, Class C and Class Z shares were charged $233,523, $13,461 and $216,825, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2016, the fund was charged $59,086 for transfer agency services and $3,504 for cash management services. These fees are included in Shareholder servicing

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,512.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2016, the fund was charged $17,443 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2016, the fund was charged $2,294 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credit of $2.

During the period ended October 31, 2016, the fund was charged $4,876 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $190,035, Distribution Plan fees $6,858, Shareholder Services Plan fees $77,226, custodian fees $24,800, Chief Compliance Officer fees $5,688 and transfer agency fees $23,209.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2016, amounted to $59,585,475 and $54,645,204, respectively.

At October 31, 2016, accumulated net unrealized appreciation on investments was $29,419,455, consisting of $31,131,557 gross unrealized appreciation and $1,712,102 gross unrealized depreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 19, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the ten-year period when it was below the Performance Group and Performance Universe medians. The Board also noted that the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods ended May 31 and above the Performance Universe median for nine of the ten one-year periods ended May 31. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was at the Expense Group median, and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Municipal Bond Opportunity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: PTEBX Class C: DMBCX Class I: DMBVX Class Y: DMBYX Class Z: DMBZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0022SA1016

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)